Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2021
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 22, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Sep. 30, 2021
BNY Mellon Equity Income Fund | Class A
Prospectus:
Trading Symbol	DQIAX
BNY Mellon Equity Income Fund | Class C
Prospectus:
Trading Symbol	DQICX
BNY Mellon Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQIRX
BNY Mellon Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DQIYX